FAIR VALUE MEASUREMENTS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level as of September 30, 2021	September 30, 2021	December 31, 2020
Assets:
Marketable investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,106,330	$175,089,531
Liabilities:
Warrant liability – Public Warrants	1	5,131,875	—
Warrant liability – Public Warrants	3	—	14,403,750
Warrant liability – Private Placement Warrants	3	12,095,982	13,659,174

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,089,531
Liabilities:
Warrant liability – Public Warrants	3	14,403,750
Warrant liability – Private Placement Warrants	3	13,659,174

Changes in Fair Value of Level 3 Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:
Fair value as of January 1, 2021	$ 28,062,924
Change in fair value	(10,825,645)
Transfer of Public warrants to level 1	(5,778,750)
Fair value as of March 31, 2021	11,458,529
Change in fair value	1,081,281
Fair value as of June 30, 2021	12,539,810
Change in fair value	(443,828)
Fair value as of September 30, 2021	$12,095,982

Key Inputs into Black-Scholes-Merton Model
The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:
Input	September 30, 2021	December 31, 2020
Risk-free interest rate	0.98%	0.56%
Trading days per year	252	252
Volatility	22.0%	28.0%
Exercise price	$11.50	$11.50
Stock Price	$10.00	$ 9.54

The key inputs into the Option Pricing Method for the Public Warrants were as follows at initial measurement:
Input	November 23, 2020 (Initial Measurement)
Risk-free interest rate	0.60%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23
The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:
Input	November 23, 2020 (Initial Measurement)
Risk-free interest rate	0.60%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23
The key inputs into the Option Pricing Method for Public Warrants and the Black-Scholes Model for Private Placement Warrants were:
Input	December 31, 2020
Risk-free interest rate	0.56%
Trading days per year	252
Expected volatility	28.0%
Exercise price	$11.50
Stock Price	$9.23